LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Below is a summary of our short-term borrowings as at December 31, 2020 and 2019.

	As at December 31
(In millions of dollars)	2020	2019

Receivables securitization program	650	650
US commercial paper program	571	1,588

Total short-term borrowings	1,221	2,238
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2020 and 2019.

	Year ended December 31, 2020			Year ended December 31, 2019
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from US commercial paper	3,316	1.329	4,406	12,897	1.328	17,127
Repayment of US commercial paper	(4,098)	1.355	(5,552)	(12,876)	1.328	(17,094)
Net (repayment of) proceeds received from US commercial paper			(1,146)			33

Proceeds received from credit facilities	—	—	—	420	1.336	561
Repayment of credit facilities	—	—	—	(420)	1.343	(564)
Net repayment of credit facilities			—			(3)

Net (repayment of) proceeds received from short-term borrowings			(1,146)			30

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2020	2019

Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2022	US	750	Floating	955	—
Senior notes	2023	US	500	3.000%	637	649
Senior notes	2023	US	850	4.100%	1,082	1,104
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	890	909
Senior notes	2026	US	500	2.900%	637	649
Senior notes	2027		1,500	3.650%	1,500	—
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior debentures [1]	2032	US	200	8.750%	255	260
Senior notes	2038	US	350	7.500%	446	455
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	637	649
Senior notes	2043	US	650	5.450%	827	844
Senior notes	2044	US	1,050	5.000%	1,337	1,365
Senior notes	2048	US	750	4.300%	955	973
Senior notes	2049	US	1,250	4.350%	1,592	1,624
Senior notes	2049	US	1,000	3.700%	1,273	1,299
					18,373	16,130
Deferred transaction costs and discounts					(172)	(163)
Less current portion					(1,450)	—

Total long-term debt					16,751	15,967
[1]    Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2020 and 2019.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2020 and 2019.

	Year ended December 31, 2020			Year ended December 31, 2019
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	970	1.428	1,385	—	—	—
Credit facility repayments (US$)	(970)	1.406	(1,364)	—	—	—
Net borrowings under credit facilities			21			—

Senior note issuances (Cdn$)			1,500			1,000
Senior note issuances (US$)	750	1.359	1,019	2,250	1.326	2,984
Total senior note issuances			2,519			3,984

Senior note repayments (Cdn$)			—			(1,800)

Net issuance of senior notes			2,519			2,184

Net issuance of long-term debt			2,540			2,184

	Years ended December 31
(In millions of dollars)	2020	2019

Long-term debt net of transaction costs, beginning of year	15,967	14,290
Net issuance of long-term debt	2,540	2,184
Gain on foreign exchange	(297)	(458)
Deferred transaction costs incurred	(23)	(61)
Amortization of deferred transaction costs	14	12

Long-term debt net of transaction costs, end of year	18,201	15,967
Below is a summary of the senior notes that we issued in 2020 and 2019.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2020 issuances
March 31, 2020		1,500	2027	3.650%	99.511%	1,500	16
June 22, 2020	US	750	2022	USD LIBOR + 0.60%	100%	1,019	5

2019 issuances
April 30, 2019	US	1,250	2049	4.350%	99.667%	1,676	20
November 12, 2019	US	1,000	2049	3.700%	98.926%	1,308	25
[1] Gross proceeds before transaction costs and discounts.
[2] Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
Below is a summary of the repayment of our senior notes during 2019. There were no debt derivatives associated with the 2019 repayments.

(In millions of dollars)
Maturity date	Notional amount (Cdn$)
2019 repayments
March 2019	400
November 2019	500
September 2020, repaid November 2019	900
Total 2019 repayments	1,800

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2020 and 2019.

December 31, 2020	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,221	1,221	1,221	—	—	—
Accounts payable and accrued liabilities	2,714	2,714	2,714	—	—	—
Long-term debt	18,201	18,373	1,450	3,274	1,490	12,159
Lease liabilities	1,835	2,353	278	647	300	1,128
Other long-term financial liabilities	22	22	—	14	2	6
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,134	1,305	829	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,024)	(1,222)	(802)	—	—
Equity derivative instruments	—	(34)	(34)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	11,114	86	2,516	937	7,575
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(11,702)	(81)	(2,772)	(891)	(7,958)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	585	585	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(573)	(573)	—	—	—
Net carrying amount of derivatives (asset)	(1,011)
	22,982	24,183	5,729	3,706	1,838	12,910
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2019	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,238	2,238	2,238	—	—	—
Accounts payable and accrued liabilities	3,033	3,033	3,033	—	—	—
Long-term debt	15,967	16,130	—	2,050	2,353	11,727
Lease liabilities	1,725	2,220	230	413	326	1,251
Other long-term financial liabilities	26	26	—	12	7	7
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,287	1,248	39	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,286)	(1,247)	(39)	—	—
Equity derivative instruments	—	(55)	(55)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	9,903	—	—	1,392	8,511
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(10,780)	—	—	(1,753)	(9,027)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,622	1,622	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [1]	—	(1,593)	(1,593)	—	—	—
Bond forwards	—	—	—	—	—	—
Net carrying amount of derivatives (asset)	(1,439)
	21,550	22,745	5,476	2,475	2,325	12,469
[1]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2020.

(In millions of dollars)
2021	1,450
2022	1,555
2023	1,719
2024	600
2025	890
Thereafter	12,159
Total long-term debt	18,373
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2020.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	73	87	—	—	160
Purchase obligations [2]	295	178	70	48	591
Program rights [3]	626	1,198	1,078	316	3,218

Total commitments	994	1,463	1,148	364	3,969
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for programs and films for periods in excess of one year at contract inception.